Cost of revenue (exclusive of depreciation and amortization)	12 Months Ended
Dec. 31, 2017
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Cost of revenue (exclusive of depreciation and amortization)
23.	Cost of revenue (exclusive of depreciation and amortization)

Cost of revenue (exclusive of depreciation and amortization) for the years ended December 31 was as follows:

	2015	2016	2017
Transaction costs	6,300	6,490	6,756
Payroll and related taxes	1,206	1,377	2,059
Other expenses	1,189	779	948

Total cost of revenue (exclusive of depreciation and amortization)	8,695	8,646	9,763